                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          09/30/04
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       3i Investments Plc
            ------------------------------------------
Address:    91 Waterloo Road
            ------------------------------------------
            London
            ------------------------------------------
            SE1 8XP
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Vipul Nagji
          --------------------------------------------
Title:    Operations Manager
          --------------------------------------------
Phone:    020 7975 3284
          --------------------------------------------

Signature, Place, and Date of Signing:

Vipul Nagji            London, UK                            12th NOVEMBER 2004
---------------------  -----------------------------------   ------------------
[Signature]                      [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       56
                                              -----------------------

Form 13F Information Table Value Total:      $139,890
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: None


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                                  13F SCHEDULE

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             COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5  COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                 VOTING AUTHORITY
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                                 TITLE OF                 VALUE       SHRS OR   SH/  PCT/  INVESTMENT   OTHER
          NAME OF ISSUER          CLASS         CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
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
3F THERAPEUTICS INC                                          152      380,842   SH   N/A     SOLE        N/A      380,842
ADVANCED NEUROMODULATION SYSTEMS    COM      00757T 10 1   4,856      160,000   SH   N/A     SOLE        N/A      160,000
ALEXION PHARMACEUTICALS INC         COM      015351 10 9   2,520      140,000   SH   N/A     SOLE        N/A      140,000
ALIGN TECHNOLOGIES INC              COM      016255 10 1   7,564      495,000   SH   N/A     SOLE        N/A      495,000
ALKERMES INC                        COM      01642T 10 8   3,924      340,000   SH   N/A     SOLE        N/A      340,000
AMGEN INC                           COM      031162 10 0   9,090      160,000   SH   N/A     SOLE        N/A      160,000
ARADIGM CORP                        COM      038505 10 3   1,133      885,000   SH   N/A     SOLE        N/A      885,000
ATHEROGENICS INC                    COM      047439 10 4   3,954      120,000   SH   N/A     SOLE        N/A      120,000
AUTHORISOR INC                      COM      052673 10 0       -       68,800   SH   N/A     SOLE        N/A       68,800
BAM! ENTERTAINMENT INC           COM ESCROW  059361 10 5      80      216,618   SH   N/A     SOLE        N/A      216,618
BAM! ENTERTAINMENT INC              COM      059361 10 5     264      713,093   SH   N/A     SOLE        N/A      713,093
BIOPURE CORPORATION                 CL A     09065h 10 5     445    1,086,013   SH   N/A     SOLE        N/A    1,086,013
CELGENE CORPORATION                 COM      151020 10 4   3,145      108,000   SH   N/A     SOLE        N/A      108,000
CELL THERAPEUTICS INC               COM      150934 10 7   4,390      640,000   SH   N/A     SOLE        N/A      640,000
CHARLES RIVER LABS INC              COM      228906 10 3     504       11,000   SH   N/A     SOLE        N/A       11,000
CONEXANT SYSTEMS                    COM      207142 10 0      48       29,950   SH   N/A     SOLE        N/A       29,950
CYBERONICS INC                      COM      23251P 10 2   2,558      125,000   SH   N/A     SOLE        N/A      125,000
DAIRY MART CONVENIENCE STORES       COM      233860 30 3       -       50,000   SH   N/A     SOLE        N/A       50,000
DISCOVERY LABORATORIES INC          COM      254668 10 6   3,457      516,000   SH   N/A     SOLE        N/A      516,000
DOV PHARMACEUTICALS INC             COM      259858 10 8   4,628      270,000   SH   N/A     SOLE        N/A      270,000
DYAX CORPORATION                    COM      26746E 10 3   3,644      477,000   SH   N/A     SOLE        N/A      477,000
GEN-PROBE                           COM      36866T 10 3   4,386      110,000   SH   N/A     SOLE        N/A      110,000
GENENTECH INC                       COM      368710 40 6   4,194       80,000   SH   N/A     SOLE        N/A       80,000
GENETRONICS BIOMEDICAL CORP         COM      371916 10 7     722      243,750   SH   N/A     SOLE        N/A      243,750
GILEAD SCIENCES INC                 COM      375558 10 3   8,971      240,000   SH   N/A     SOLE        N/A      240,000
HUMAN GENOME SCIENCES INC           COM      444903 10 8   1,855      170,000   SH   N/A     SOLE        N/A      170,000
ICOS CORPORATION                    COM      449295 10 4   1,786       74,000   SH   N/A     SOLE        N/A       74,000
ID BIOMEDICAL                       COM      44936D 10 8     387       30,000   SH   N/A     SOLE        N/A       30,000
ILEX ONCOLOGY INC                   COM      451923 10 6   3,020      120,000   SH   N/A     SOLE        N/A      120,000
ISIS PHARMACEUTICALS INC            COM      464330 10 9     827      168,700   SH   N/A     SOLE        N/A      168,700
ISOTECHNIKA INC                     COM      464904 10 1   1,015      738,400   SH   N/A     SOLE        N/A      738,400
LA JOLLA PHARMACEUTICALS INC        COM      503459 10 9   1,132      371,300   SH   N/A     SOLE        N/A      371,300
MAYORS JEWELERS INC                 COM      578462 10 3      11       15,000   SH   N/A     SOLE        N/A       15,000
MEDICURE INC                        COM      58469E 10 1   1,438    1,750,000   SH   N/A     SOLE        N/A    1,750,000
MEDIMMUNE INC                       COM      584699 10 2   3,318      140,000   SH   N/A     SOLE        N/A      140,000
MGI PHARMACEUTICALS INC             COM      552880 10 6   4,270      160,000   SH   N/A     SOLE        N/A      160,000
MIGENIX INC                         COM      598612 10 4     162      220,877   SH   N/A     SOLE        N/A      220,877
MILLENIUM CHEMICALS INC             COM      599903 10 1     195        9,197   SH   N/A     SOLE        N/A        9,197
MOMENTA PHARMACEUTICALS INS         COM      60877T 10 0     183       22,200   SH   N/A     SOLE        N/A       22,200
MYRAID GENETIC                      COM      62855J 10 4   1,984      116,000   SH   N/A     SOLE        N/A      116,000
NEUROCRINE BIOSCIENCES INC          COM      64125C 10 9   3,773       80,000   SH   N/A     SOLE        N/A       80,000
NPS PHARMACEUTICALS INC             COM      62936P 10 3   2,831      130,000   SH   N/A     SOLE        N/A      130,000
OPENWAVE                            COM      683718 30 8   3,628      411,359   SH   N/A     SOLE        N/A      411,359
OPENWAVE ESCROW                  COM ESCROW  683718 30 8       -       72,022   SH   N/A     SOLE        N/A       72,022
OSI PHARMACEUTICALS INC             COM      671041 10 3   2,458       40,000   SH   N/A     SOLE        N/A       40,000
PROTEIN DESIGN LABS INC             COM      74369L 10 3   5,854      298,991   SH   N/A     SOLE        N/A      298,991
QLT INC                             COM      746927 10 2   3,170      191,400   SH   N/A     SOLE        N/A      191,400
SHIRE PHARMACEUTICALS GROUP PLC     ADR      82481R 10 6   6,502      226,942   SH   N/A     SOLE        N/A      226,942
TELETECH HOLDINGS INC               COM      879939 10 6   3,406      360,846   SH   N/A     SOLE        N/A      360,846
TELETECH HOLDINGS INC            COM ESCROW  879939 10 6       -       41,270   SH   N/A     SOLE        N/A       41,270
TELIK INC                           COM      87959M 10 9   2,029       91,000   SH   N/A     SOLE        N/A       91,000
UNITED THERAPEUTICS CORP            COM      91307C 10 2   4,366      125,000   SH   N/A     SOLE        N/A      125,000
VERNALIS PLC                        COM      92431M 10 7   1,991    1,250,000   SH   N/A     SOLE        N/A    1,250,000
VICURON PHARMACEUTICALS INC         COM      926471 10 3     220       15,000   SH   N/A     SOLE        N/A       15,000
                                             -----------
VICURON PHARMACEUTICALS INC         COM      926471 10 3   3,450      235,000   SH   N/A     SOLE        N/A      235,000
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XCL LTD                             COM      983701 10 3       -       25,836   SH   N/A     SOLE        N/A       25,836
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